Current Assets - Trade and Other Receivables, Net	12 Months Ended
Dec. 31, 2024
Current Assets - Trade and Other Receivables, Net [Abstract]
Current assets - trade and other receivables, net

Note 12. Current assets - trade and other receivables, net

	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Trade receivables	752,584	664,315
Other receivables	196,641	313,263
	949,225	977,578

Accounting policy for trade and other receivables

Trade receivables are initially recognised at transaction price and subsequently measured at amortised cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are generally due for settlement within 30 days.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables. To measure expected credit losses on a collective basis, trade receivables are grouped based on similar credit risk and aging. Based on the Company’s measurement the allowance for expected credit losses or overdue balances was found immaterial and was not accounted for in the financial statements.

Other receivables are recognised at amortised cost, less any allowance for expected credit losses.